Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major customers
Revenues from major customer	$ 462,439,368	$ 401,624,981	$ 356,525,127
Accounts receivable from major customer	304,600,710	244,080,865
Revenues | Customer accounting risk | Customer A
Major customers
Revenues from major customer	55,924,621	58,044,764	58,986,246
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	52,949,294	37,117,123
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer	11,136,720	11,109,490
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	26,000,000	24,000,000
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer	$ 20,682,480	$ 20,631,910